Short-term investments	12 Months Ended
Dec. 31, 2023
Short-term investments
Short-term investments

6.Short-term investments

The Company’s short-term investments included structured notes with maturities of one year or less and investment in alternative investment fund, which is measured using the NAV per share as a practical expedient. The following is a summary of the Company’s short-term investments:

	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
Structured notes	2,500	—	—
Investment in fund	61,855	68,378	9,631
Total short-term investments	64,355	68,378	9,631

For the years ended December 31, 2021, 2022 and 2023, the Company recognized other income related to its structured notes of RMB2,922, RMB3,411 and RMB2,386 (US$336), respectively, in the consolidated statements of comprehensive loss.

For the years ended December 31, 2021, 2022 and 2023, the Company recognized unrealized (loss) and gain on fair value change of the investment of RMB(52,877), RMB(47,487) and RMB5,507 (US$776), respectively, as other (loss)/income, net in the consolidated statements of comprehensive loss.